ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2017	2018

Employees and payroll accruals	$8,020	$8,528
Government authorities	2,427	2,068
Professional services accruals	1,886	1,480
Other accruals	4,155	4,604
Other overhead related expenses	885	253
Hosting, software and web services accruals	411	307

	$17,784	$17,240